SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
There were no significant subsequent events between the year-end reporting date of 30 June 2025 and the date of issue of these financial statements other than described below and included in the preceding notes to the consolidated financial statements.
Increase in GBF
During financial year 2025, the GBF with Nedbank, was amended to include a R120 million guarantees facility. Subsequent to year end, this was increased by an additional R61 million, increasing the guarantee facility to R181 million, which has been fully utilised. The GBF facility of R500 million remained undrawn at 30 June 2025.
Declaration of dividend
On August 20, 2025, the Board declared a final dividend for the year ended 30 June 2025 of 40 SA cents per qualifying share amounting to R345.7 million, which was paid on September 15, 2025.
Subsidiary loan conversion
Ergo owned 50.25% of the shares in Stellar. Subsequent to year end, Ergo has converted its short-term credit facility to Stellar into equity, which increased it's shareholding in Stellar to 89.94%, as of 18 August 2025.
Ordinary share issue
On 27 August 2025, 1,726,955 new ordinary shares were issued in terms of the new employee SIP incorporating the DSP. A further 1,082,033 new ordinary shares were issued in terms of the ELTI scheme on October 20, 2025 for the purposes of the conditional shares vesting on 19 October 2025, increasing the total issued ordinary shares to 867,397,699.
Deferred Share Plan
In terms of the SIP incorporating the DSP, approved by shareholders of DRDGOLD on 29 November 2023, qualifying employees were awarded deferred shares ("Awards").
On 13 August 2025, 1,726,955 deferred shares were granted to qualifying employees under the DSP. The Awards vest over five years at 20% per annum for F-band participants, and over three years at 33.3% per annum for E and D band participants, starting from the award date, and subject to the rules of the DSP, including the participant’s continued employment with the Group. The number of conditional shares granted includes those granted to directors and prescribed officer as follows:

Number of deferred shares

Executive directors
D J Pretorius	177,688
A J Davel	97,277
H Hooijer[1]	55,418

Prescribed officer
W J Schoeman	97,015

427,398
[1] Appointed as executive director from 1 July 2025.